ASSETS AND LIABILITIES HELD FOR SALE	6 Months Ended
Jun. 30, 2022
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

17. ASSETS AND LIABILITIES HELD FOR SALE

As the transaction was not closed as of June 30, 2022 and December 31, 2021, respectively, and such business did not meet the definition of a “component” under US GAAP to be presented as discontinued operation, the Group recorded the assets and liabilities of K-9 business as “Held for Sale” in accordance with ASC 360. The assets and liabilities of K-9 business classified as held for sale were presented separately in the asset and liability sections, respectively, of the condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively. The assets of the K-9 business used to be reported under the K-12 Schools segment prior to the signing of the sales agreement on August 31, 2021, and was reported under the unallocated cooperate assets as of June 30, 2022 and December 31, 2021, respectively. There is no gain or loss recognized from the transaction or held for sale reclassification during the year ended December 31, 2021 and six months ended June 30, 2022, and the difference between the consideration and the carrying amount of net assets held for sale as of the closing date would be recognized as gain or loss from disposal of subsidiaries. Pursuant to the definitive sales agreement between Ambow Shida and the buyer, the buyer shall bear and be entitled to the profit and loss generated after August 31, 2021 and before the completion of this transaction, including net revenues. As a result, no gain or loss related to the K-9 Business since September 2021 was recorded on the Group’s consolidated financial statements for the periods from September to December 2021 and the six months ended June 30, 2022.

The following table sets forth the assets and liabilities classified as held for sale, respectively.

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Assets classified as held for sale
Cash and cash equivalents	57,033	57,729
Short term investments, available for sale	10,032	—
Accounts receivable, net	2,105	990
Prepaid and other current assets, net	7,355	5,810
Property and equipment, net	47,995	46,252
Land use right, net	1,685	1,685
Intangible assets, net	16,443	16,455
Goodwill	3,803	3,803
Other non-current assets, net	500	—
Total Assets	146,951	132,724

Liabilities classified as held for sale
Deferred revenue	62,831	64,832
Accounts payable	801	1,117
Accrued and other liabilities	7,676	12,000
Income tax payable, current	2,972	643
Deferred tax liabilities, net	4,577	4,569
Total liabilities	78,857	83,161